840459

03055456

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Estimated average burden hours per response. . .16.00

SEC MAIL PROCESSING RECEIVED APR 15 2003 WASH. D.C. 155 SECTION

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (check if this is an amendment and name has changed, and indicate change.)
Columbus Ohio Tumbleweed Southwest Grill Co-Tenancy

Filing Under (Check box(es) that apply): ☐ Rule 504 Rule 505 ☒ Rule 506 Section 4(6) ULOE
Type of filing: ☒ New Filing Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
AEI Real Estate Fund XVIII Limited Partnership

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
1300 Minnesota World Trade Center, 30 E. 7th Street, St. Paul, MN 55101	**(612) 227-7333**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
The sale of co-Tenancy interests in real property identified as Columbus Ohio Tumbleweed Southwest Grill Co-Tenancy.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed
☐ business trust ☐ limited partnership, to be formed ☒ other (please specify): Co-Tenancy

PROCESSED APR 16 2003 THOMSON FINANCIAL

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	5	2003	Actual	☒ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) MN

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6). 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

CRGH

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years:
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of 10% or more of a class of equity securities of the issuer:
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
AEI Real Estate Fund XVIII Limited Partnership

Business or Residence Address (Number and Street, City, State, Zip Code)
1300 Minnesota World Trade Center, 30 E. 7th Street, St. Paul, MN 55101

Check Box(es) that Apply: Promoter Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
AEI Fund Management XVIII, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
1300 Minnesota World Trade Center, 30 E. 7th Street, St. Paul, MN 55101

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☒ General Partner

Full Name (Last name first, if individual)
Johnson, Robert P.

Business or Residence Address (Number and Street, City, State, Zip Code)
1300 Minnesota World Trade Center, 30 E. 7th Street, St. Paul, MN 55101

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Keene, Patrick

Business or Residence Address (Number and Street, City, State, Zip Code)
1300 Minnesota World Trade Center, 30 E. 7th Street, St. Paul, MN 55101

Check Box(es) that Apply: Promoter Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

_(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2. What is the minimum investment that will be accepted from any individual?	$ 5,000	
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
"Distribution is through NASD member firms. See Attached Exhibit A."

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... X All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity (☐ Common ☐ Preferred)	$	$
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify Co-tenancy interests in real property.)	$ 1,200,000	$
Total	$ 1,200,000	$

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited investors	0	$
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities

sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ **0**
Printing and Engraving Costs	☐	$ **100**
Legal Fees	☐	$ **500**
Accounting Fees	☐	$ **100**
Engineering Fees	☐	$ **0**
Sales Commissions (specify finders' fees separately)	☐	$ **60,000**
Other Expenses (identify) ______	☐	$
Total	☐	$ **60,700**

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ **1,139,300**

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b. above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and Fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify): **Payment for purchase of Real Estate**	☐ **1,139,300**	☐ $
Column Tools	☐ $	☐ $
Total Payments Listed (column totals added)	☐ $ **1,139,300**	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
AEI Real Estate Fund XVIII Limited Partnership	Rona L Newton	4-9-03

Name of Signer (Print or Type)	Title of Signer (Print or Type)
AEI Real Estate Fund XVIII Limited Partnership, a Minnesota Limited Partnership **By: AEI Fund Management XVIII, Inc., its corporate general partner** **By: Robert P. Johnson, its President**	Authorized Signatory

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CRF 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? .... Yes ▯ No X

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) ~~at such times as required by state law.~~

3. ~~The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.~~

4. ~~The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.~~

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
AEI Real Estate Fund XVIII Limited Partnership		
Name (Print or Type) **AEI Real Estate Fund XVIII Limited Partnership, a Minnesota Limited Partnership By: AEI Fund Management XVIII, Inc., its corporate general partner By: Robert P. Johnson, its President**	Title (Print or Type) **President**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Exhibit "A"
Dated April 9, 2003

Following are broker-dealers who have executed selling agreements at this time:

None

Following are associated persons who have been paid or will be paid or given, directly or indirectly, any commission or similar remuneration for the solicitation of purchasers in connection with sales of securities in this offering:

None

RECORD OF WRITTEN ACTION BY CONSENT OF SOLE SHAREHOLDER AND DIRECTORS OF AEI FUND MANAGEMENT XVIII, INC.

THE UNDERSIGNED, being the sole Shareholder and all the members of the Board of Directors of AEI Fund Management XVIII, Inc., a corporation duly organized and existing under the laws of the State of Minnesota, hereinafter referred to as the "Corporation", hereby consent to the taking of the following actions without the formality of a meeting pursuant to Minnesota Statutes Section 302A.441 and 302A.239, and hereby waive any notice required to be given in connection therewith, and hereby unanimously adopt by written action the following corporate resolutions:

NOW, THEREFORE, BE IT RESOLVED, as of this date, and until further notice, that Rona L. Newtson, Investment Compliance Manager, is hereby authorized to execute all selling agreement documents with NASD broker-dealers and all Regulation D filings, both initial and amended, with the Securities and Exchange Commission and State Securities Regulators, on behalf of the Corporation.

IN WITNESS WHEREOF, the undersigned Director has evidenced his approval of the above as of the 7th day of March, 2003.

Robert P. Johnson, Director